Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Trade receivables, allowances	$ 6,405	$ 9,497
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	45,777,760	45,298,038